Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Assets
Cash and Cash Equivalents, at Carrying Value	SFr 110,332	SFr 101,856	SFr 121,161	SFr 114,049		SFr 92,328
Interest-bearing deposits with banks	641	1,066	772
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	129,347	137,978	134,839
Securities received as collateral	33,385	37,622	32,564
Trading assets	140,981	159,792	165,150
Investment securities	2,281	2,625	2,489
Other investments	6,633	7,001	6,777
Net loans	273,865	276,370	275,976
Premises and equipment	4,525	4,667	4,711
Goodwill	4,673	4,831	4,913
Other intangible assets	195	202	213
Brokerage receivables	40,279	41,700	33,431
Other assets	36,274	36,269	36,865
Total assets	783,411	811,979	819,861
Liabilities and equity
Due to banks	17,654	20,820	22,800
Customer deposits	356,674	352,092	355,833
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30,711	38,113	33,016
Obligation to return securities received as collateral	33,385	37,622	32,564
Trading liabilities	43,535	47,662	44,930
Short-term borrowings	17,237	13,784	15,385
Long-term debt	176,700	187,321	193,315
Brokerage payables	33,545	41,226	39,852
Other liabilities	30,134	31,260	39,855
Total liabilities	739,575	769,900	777,550
Total shareholders' equity	43,493	41,702	41,897
Noncontrolling interests	343	377	414
Total equity	43,836	42,079	42,311	45,329	SFr 45,447	45,018
Total liabilities and equity	783,411	SFr 811,979	819,861
Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	(580)		(843)	(726)		(868)
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(103)		(242)
Investment securities	(9,683)		(4,170)
Other investments	(46,736)		(44,693)
Net loans	(3,536)		(3,110)
Premises and equipment	93		45
Goodwill	699		724
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	98		(154)
Total assets	(59,748)		(52,443)
Liabilities and equity
Due to banks	(3,199)		(2,943)
Customer deposits	(1,376)		(1,391)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	20		(22)
Short-term borrowings	0		0
Long-term debt	(9,706)		(4,258)
Brokerage payables	0		0
Other liabilities	(159)		(385)
Total liabilities	(14,420)		(8,999)
Total shareholders' equity	(44,724)		(42,789)
Noncontrolling interests	(604)		(655)
Total equity	(45,328)		(43,444)
Total liabilities and equity	(59,748)		(52,443)
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value	746		938	799		942
Interest-bearing deposits with banks	5		5
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	9,685		4,173
Other investments	46,799		44,753
Net loans	34		126
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	396		244
Total assets	57,665		50,239
Liabilities and equity
Due to banks	3,203		2,943
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	10,686		5,078
Brokerage payables	0		0
Other liabilities	283		321
Total liabilities	14,172		8,342
Total shareholders' equity	43,493		41,897
Noncontrolling interests	0		0
Total equity	43,493		41,897
Total liabilities and equity	57,665		50,239
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	110,166		121,066	113,976		92,254
Interest-bearing deposits with banks	636		767
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	129,347		134,839
Securities received as collateral	33,385		32,564
Trading assets	141,084		165,392
Investment securities	2,279		2,486
Other investments	6,570		6,717
Net loans	277,367		278,960
Premises and equipment	4,432		4,666
Goodwill	3,974		4,189
Other intangible assets	195		213
Brokerage receivables	40,279		33,431
Other assets	35,780		36,775
Total assets	785,494		822,065
Liabilities and equity
Due to banks	17,650		22,800
Customer deposits	358,050		357,224
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30,711		33,016
Obligation to return securities received as collateral	33,385		32,564
Trading liabilities	43,515		44,952
Short-term borrowings	17,237		15,385
Long-term debt	175,720		192,495
Brokerage payables	33,545		39,852
Other liabilities	30,010		39,919
Total liabilities	739,823		778,207
Total shareholders' equity	44,724		42,789
Noncontrolling interests	947		1,069
Total equity	45,671		43,858	46,989		46,696
Total liabilities and equity	785,494		822,065
Bank | Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value	2,482		2,491	2,658		5,799
Interest-bearing deposits with banks	3,296		3,520
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,364		82,363
Securities received as collateral	28,880		30,914
Trading assets	42,436		48,914
Investment securities	380		511
Other investments	987		1,146
Net loans	12,196		12,809
Premises and equipment	935		990
Goodwill	707		756
Other intangible assets	166		179
Brokerage receivables	19,974		17,461
Other assets	12,922		13,119
Total assets	203,725		215,173
Liabilities and equity
Due to banks	122		77
Customer deposits	8		8
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	52,106		54,900
Obligation to return securities received as collateral	28,880		30,914
Trading liabilities	11,339		10,125
Short-term borrowings	16,612		17,110
Long-term debt	46,566		41,481
Brokerage payables	22,088		28,706
Other liabilities	10,310		14,992
Total liabilities	188,031		198,313
Total shareholders' equity	15,550		17,006
Noncontrolling interests	144		(146)
Total equity	15,694		16,860
Total liabilities and equity	203,725		215,173
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	107,684		118,575	SFr 111,318		SFr 86,455
Interest-bearing deposits with banks	(2,660)		(2,753)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	50,983		52,476
Securities received as collateral	4,505		1,650
Trading assets	98,648		116,478
Investment securities	1,899		1,975
Other investments	5,583		5,571
Net loans	265,171		266,151
Premises and equipment	3,497		3,676
Goodwill	3,267		3,433
Other intangible assets	29		34
Brokerage receivables	20,305		15,970
Other assets	22,858		23,656
Total assets	581,769		606,892
Liabilities and equity
Due to banks	17,528		22,723
Customer deposits	358,042		357,216
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(21,395)		(21,884)
Obligation to return securities received as collateral	4,505		1,650
Trading liabilities	32,176		34,827
Short-term borrowings	625		(1,725)
Long-term debt	129,154		151,014
Brokerage payables	11,457		11,146
Other liabilities	19,700		24,927
Total liabilities	551,792		579,894
Total shareholders' equity	29,174		25,783
Noncontrolling interests	803		1,215
Total equity	29,977		26,998
Total liabilities and equity	SFr 581,769		SFr 606,892